Revenue - Net Revenues by Majority Companies (Details) $ in Thousands	5 Months Ended	6 Months Ended			11 Months Ended	12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 21, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Concentration Risk [Line Items]
Revenues	$ 5,171	$ 63,846	$ 16,651	$ 16,651	$ 40,785	$ 19,013
Customer concentration | Revenue from contract with customer
Concentration Risk [Line Items]
Revenues	3,124	34,651		$ 15,020
Concentration risk (as a percent)				10
Customer concentration | Revenue from contract with customer | Air Force Research Laboratory
Concentration Risk [Line Items]
Revenues		6,545
Customer concentration | Revenue from contract with customer | Boeing
Concentration Risk [Line Items]
Revenues		9,049
Customer concentration | Revenue from contract with customer | Lockheed Martin
Concentration Risk [Line Items]
Revenues	1,291
Customer concentration | Revenue from contract with customer | Loral
Concentration Risk [Line Items]
Revenues	551
Customer concentration | Revenue from contract with customer | NASA
Concentration Risk [Line Items]
Revenues	$ 1,282	$ 19,057		$ 15,020